Benefit Plans	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Benefit Plans
Benefit Plans
The Corporation has a noncontributory Defined Benefit Pension Plan (the “Pension Plan”) covering substantially all of the employees of the Corporation and its subsidiaries. The Pension Plan provides benefits based on an employee’s years of service and compensation.

There were no pension contributions in 2015 or 2016 and there is no contribution expected to be made in 2017.

Using an accrual measurement date of December 31, 2016 and 2015, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2016	2015
Change in fair value of plan assets
Fair value at beginning of measurement period	$153,498	$160,598
Actual return on plan assets	19,256	(58)
Benefits paid	(5,707)	(7,042)
Fair value at end of measurement period	$167,047	$153,498
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$102,245	$109,328
Service cost	5,055	5,368
Interest cost	4,869	4,695
Actuarial loss (gains)	7,993	(10,104)
Benefits paid	(5,707)	(7,042)
Projected benefit obligation at the end of measurement period	$114,455	$102,245
Funded status at end of year (fair value of plan assets less benefit obligation)	$52,592	$51,253

The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2016	2015
Equity securities	50% - 100%	84%	85%
Fixed income and cash equivalents	remaining balance	16%	15%
Total		100%	100%

The investment policy, as established by the Retirement Plan Committee, is to invest assets according to the target allocation stated above. Assets will be reallocated periodically based on the investment strategy of the Retirement Plan Committee. The investment policy is reviewed periodically.

The expected long-term rate of return on plan assets used to measure the benefit obligation was 7.00% as of December 31, 2016 and 7.25% as of December 31, 2015. This return was based on the expected return of each of the asset categories, weighted based on the median of the target allocation for each class.

The accumulated benefit obligation for the Pension Plan was $97.2 million and $86.1 million at December 31, 2016 and 2015, respectively.

On November 17, 2009, the Park Pension Plan completed the purchase of 115,800 common shares of Park for $7.0 million or $60.45 per share. At December 31, 2016 and 2015, the fair value of the 115,800 common shares held by the Pension Plan was $13.9 million, or $119.66 per share and $10.5 million, or $90.48 per share, respectively.

The weighted average assumptions used to determine benefit obligations at December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Discount rate	4.58%	4.88%	4.42%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40-49	4.00%	3.00%	3.00%
Ages 50 and over	3.00%	3.00%	3.00%

The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2017	$6,924
2018	7,644
2019	7,875
2020	8,393
2021	9,503
2022-2026	48,058
Total	$88,397

The following table shows ending balances of accumulated other comprehensive loss at December 31, 2016 and 2015.

(In thousands)	2016	2015
Prior service cost	$—	$—
Net actuarial loss	(22,677)	(23,618)
Total	(22,677)	(23,618)
Deferred taxes	7,937	8,267
Accumulated other comprehensive loss	$(14,740)	$(15,351)

Using an actuarial measurement date of December 31 for 2016, 2015 and 2014, components of net periodic benefit income and other amounts recognized in other comprehensive income (loss) were as follows:

(In thousands)	2016	2015	2014
Components of net periodic benefit income and other amounts recognized in other comprehensive income
Service cost	$(5,055)	$(5,368)	$(4,331)
Interest cost	(4,869)	(4,695)	(4,577)
Expected return on plan assets	10,950	11,420	10,869
Amortization of prior service cost	—	(15)	(19)
Recognized net actuarial loss	(773)	(637)	—
Net periodic benefit income	$253	$705	$1,942
Change to net actuarial gain (loss) for the period	$168	$(1,400)	$(14,276)
Amortization of prior service cost	—	15	19
Amortization of net loss	773	637	—
Total recognized in other comprehensive income (loss)	941	(748)	(14,257)
Total recognized in net benefit income and other comprehensive income (loss)	$1,194	$(43)	$(12,315)

There are no estimated prior service costs for the Pension Plan to be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year. The estimated net actuarial loss expected to be recognized in the next fiscal year is $576,000.

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 are listed below:

	2016	2015	2014
Discount Rate	4.88%	4.42%	5.30%
Rate of compensation increase
Under age 30	10.00%	10.00%	10.00%
Ages 30-39	6.00%	6.00%	6.00%
Ages 40 and over	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.25%	7.25%	7.25%

The Pension Plan maintains cash in a PNB savings account. The Pension Plan cash balance was $2.5 million at December 31, 2016.

GAAP defines fair value as the price that would be received by Park for an asset or paid by Park to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date, using the most advantageous market for the asset or liability. The fair values of equity securities, consisting of mutual fund investments and common stock (U.S. large cap) held by the Pension Plan and the fixed income and cash equivalents, are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs). The fair value of Pension Plan assets at December 31, 2016 was $167.0 million. At December 31, 2016, $149.2 million of equity investments and cash in the Pension Plan were categorized as Level 1 inputs; $17.8 million of plan investments in corporate (U.S. large cap) and U.S. Government sponsored entity bonds were categorized as Level 2 inputs, as fair value was based on quoted market prices of comparable instruments; and no investments were categorized as Level 3 inputs. The fair value of Pension Plan assets was $153.5 million at December 31, 2015. At December 31, 2015, $135.0 million of investments in the Pension Plan were categorized as Level 1 inputs; $18.5 million were categorized as Level 2; and no investments were categorized as Level 3.

The Corporation has a voluntary salary deferral plan covering substantially all of the employees of the Corporation and its subsidiaries. Eligible employees may contribute a portion of their compensation subject to a maximum statutory limitation. The Corporation provides a matching contribution established annually by the Corporation. Contribution expense for the Corporation was $1.3 million, $1.2 million, and $1.1 million for 2016, 2015 and 2014, respectively.
The Corporation has entered into Supplemental Executive Retirement Plan Agreements (the "SERP Agreements") with certain key officers of the Corporation and its subsidiaries which provide defined pension benefits in excess of limits imposed by federal tax law. The accrued benefit cost for the SERP Agreements totaled $8.8 million and $8.0 million for 2016 and 2015, respectively. The expense for the Corporation was $1.5 million for 2016, $1.1 million for 2015 and $1.5 million for 2014.